OTHER RECEIVABLES AND PREPAID EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Receivables [Abstract]
OTHER RECEIVABLES AND PREPAID EXPENSES

3. OTHER RECEIVABLES AND PREPAID EXPENSES

Other receivables and prepaid expenses consisted of the following at June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021
Deposits	$16,153	$68,433
Prepaid expenses	3,489	50,221
Employees’ social insurance	10,768	13,839
Others	16,292	10,788
Total	$46,702	$143,281

3. OTHER RECEIVABLES AND PREPAID EXPENSES

Other receivables and prepaid expenses consisted of the following at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Deposits	$68,433	$6,624
Prepaid expenses	50,221	12,884
Employees’ social insurance	13,839	7,562
Others	10,788	5,253
Total	$143,281	$32,323